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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013
          Check here if Amendment [_] Amendment Number: _____________

                       This Amendment (Check only one):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-------------------------
(Signature)
Birmingham, AL
May 13, 2013

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total:

       $100,631 (thousands)

List of Other Included Managers: None

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

      Column 1             Column 2 Column 3  Column 4          Column 5           Column 6  Column 7          Column 8
      -------------------  -------- --------- ---------         --------          ---------- --------      ----------------
                                                                                                           Voting authority
                           Title of             Value   Shrs or                   Investment  Other        ----------------
      Name of Issuer        Class    CUSIP    (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared      None
      -------------------  -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
  1   AFLAC INC             COMMON  001055102   2809    54,000     SH                SOLE              X
  2   ALTRIA GROUP INC      COMMON  02209S103   4092    119,000    SH                SOLE              X
  3   AMERICAN EXPRESS CO   COMMON  025816109   5667    84,000     SH                SOLE              X
  4   APPLE INC             COMMON  037833100   2656     6,000     SH                SOLE              X
  5   ARGO GROUP
      INTERNATIONAL
      HOLDINGS LTD          COMMON  G0464B107    437    10,561     SH                SOLE              X
  6   AT&T INC.             COMMON  00206R102   2055    56,000     SH                SOLE              X
  7   BALL CORP             COMMON  058498106   3045    64,000     SH                SOLE              X
  8   CATERPILLAR INC       COMMON  149123101    870    10,000     SH                SOLE              X
  9   CHEVRON CORP          COMMON  166764100   4990    42,000     SH                SOLE              X
  10  CVS CORP              COMMON  126650100   2695    49,000     SH                SOLE              X
  11  DIRECTV COM           COMMON  25490A309   4301    76,000     SH                SOLE              X
  12  EXXON MOBIL CORP      COMMON  30231G102   4551    50,500     SH                SOLE              X
  13  GENERAL ELECTRIC CO   COMMON  369604103   1087    47,000     SH                SOLE              X
  14  IBM CORP              COMMON  459200101   14846   69,600     SH                SOLE              X
  15  KIMBERLY CLARK CORP   COMMON  494368103   2352    24,000     SH                SOLE              X
  16  MCDONALD'S CORP       COMMON  580135101   2991    30,000     SH                SOLE              X
  17  MEDTRONIC INC         COMMON  585055106   3851    82,000     SH                SOLE              X
  18  NATIONAL OILWELL
      VARCO INC             COMMON  637071101   3078    43,500     SH                SOLE              X
  19  PHILIP MORRIS INTL
      INC                   COMMON  718172109   1066    11,500     SH                SOLE              X
  20  TARGET CORP           COMMON  87612E106   5065    74,000     SH                SOLE              X
  21  TORCHMARK CORP        COMMON  891027104   20003   334,500    SH                SOLE              X
  22  WAL-MART STORES INC   COMMON  931142103   8127    108,600    SH                SOLE              X